Condensed Consolidated Statements of Changes in Equity - USD ($) $ in Thousands	Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total Navios Holdings' Stockholders' (Deficit)/ Equity [Member]	Noncontrolling Interest [Member]	Total
Beginning balance, value at Dec. 31, 2019	$ 0	$ 1	$ 641,765	$ (597,916)	$ 43,850	$ 115,175	$ 159,025
Beginning balance at Dec. 31, 2019	23,242	13,360,356
Net (loss)/income	$ 0	$ 0	0	(53,275)	(53,275)	2,549	(50,726)
Stock-based compensation expenses (Note 10)	0	0	333	0	333	0	333
Other adjustments in Retained Earnings				6,285	6,285		6,285
Dividends paid to Noncontrolling Shareholders	0	$ 0	0	0	0	(9,948)	(9,948)
Beginning balance		84,336
Ending balance, value at Mar. 31, 2020	$ 0	$ 1	642,098	(644,906)	(2,807)	107,776	104,969
Ending balance at Mar. 31, 2020	23,032	13,467,404
Conversion of Stock, Shares Converted	(210)
Beginning balance		22,712
Beginning balance, value at Dec. 31, 2019	$ 0	$ 1	641,765	(597,916)	43,850	115,175	159,025
Beginning balance at Dec. 31, 2019	23,242	13,360,356
Net (loss)/income							(81,663)
Ending balance, value at Jun. 30, 2020	$ 0	$ 1	642,419	(680,177)	(37,757)	112,110	74,353
Ending balance at Jun. 30, 2020	23,032	13,466,174
Beginning balance, value at Mar. 31, 2020	$ 0	$ 1	642,098	(644,906)	(2,807)	107,776	104,969
Beginning balance at Mar. 31, 2020	23,032	13,467,404
Net (loss)/income	$ 0	$ 0	0	(35,271)	(35,271)	4,334	(30,937)
Cancellation of shares	0	$ 0	0	0	0	0	0
Cancellation of shares, shares		(1,230)
Stock-based compensation expenses (Note 10)	0	$ 0	321	0	321	0	321
Ending balance, value at Jun. 30, 2020	$ 0	$ 1	642,419	(680,177)	(37,757)	112,110	74,353
Ending balance at Jun. 30, 2020	23,032	13,466,174
Beginning balance, value at Dec. 31, 2020	$ 0	$ 1	643,033	(784,592)	(141,558)	107,275	(34,283)
Beginning balance at Dec. 31, 2020	23,032	15,881,147
Net (loss)/income	$ 0	$ 0	0	163	163	1,151	1,314
Cancellation of shares	0	$ 0	0	0	0	0	0
Cancellation of shares, shares		(27)
Stock-based compensation expenses (Note 10)	0	$ 0	155	0	155	0	155
Beginning balance		16,000
Ending balance, value at Mar. 31, 2021	$ 0	$ 1	643,188	(784,429)	(141,240)	108,426	(32,814)
Ending balance at Mar. 31, 2021	23,032	15,897,120
Beginning balance, value at Dec. 31, 2020	$ 0	$ 1	643,033	(784,592)	(141,558)	107,275	(34,283)
Beginning balance at Dec. 31, 2020	23,032	15,881,147
Net (loss)/income							25,859
Ending balance, value at Jun. 30, 2021	$ 0	$ 1	643,339	(759,493)	(116,153)	108,035	(8,118)
Ending balance at Jun. 30, 2021	23,032	15,897,064
Beginning balance, value at Mar. 31, 2021	$ 0	$ 1	643,188	(784,429)	(141,240)	108,426	(32,814)
Beginning balance at Mar. 31, 2021	23,032	15,897,120
Net (loss)/income	$ 0	$ 0	0	24,936	24,936	(391)	24,545
Cancellation of shares	0	$ 0	0	0	0	0	0
Cancellation of shares, shares		(56)
Stock-based compensation expenses (Note 10)	0	$ 0	151	0	151	0	151
Ending balance, value at Jun. 30, 2021	$ 0	$ 1	$ 643,339	$ (759,493)	$ (116,153)	$ 108,035	$ (8,118)
Ending balance at Jun. 30, 2021	23,032	15,897,064